Equity Method Investments	6 Months Ended
Jun. 30, 2022
Investments accounted for using equity method [abstract]
Equity Method Investments
Note 8: Equity Method Investments
Equity method investments were primarily comprised of the Company’s indirect investment in LSEG shares, which it holds through its direct investment in York Parent Limited and its subsidiaries (“YPL”), formerly Refinitiv Holdings Ltd. (“RHL”). YPL is an entity jointly owned by the Company, Blackstone’s consortium (comprised of The Blackstone Group and its subsidiaries, and private equity funds affiliated with Blackstone), and certain current LSEG and former members of Refinitiv senior management. As of June 30, 2022 and December 31, 2021, YPL held a combination of LSEG ordinary shares and LSEG limited-voting ordinary shares (with the shares carrying in aggregate an approximate 30% economic interest and a 24% voting interest in LSEG). At the same dates, the Company owned 42.82% of YPL and indirectly owned approximately 72.4 million LSEG shares.
The investment in LSEG is subject to equity accounting because the LSEG shares are held through YPL, over which the Company has significant influence. As YPL owns only the financial investment in LSEG shares, which the parties intend to sell over time, and is not involved in operating LSEG or the Refinitiv business of LSEG, the investment in LSEG shares held by YPL is accounted for at fair value, based on the share price of LSEG. As the investment in LSEG is denominated in British pounds sterling, the Company has entered a series of foreign exchange contracts to mitigate currency risk on its investment (see note 12).
The Company’s share of
post-tax
(losses) earnings in equity method investments as reported in the consolidated income statement is comprised of the following:

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021
YPL	(822)	1,090	(23)	7,385
Other equity method investments	(3)	2	(4)	4
Total share of post-tax (losses) earnings in equity method investments	(825)	1,092	(27)	7,389
In the three months ended June 30, 2022, share of
post-tax
losses in equity method investments included an
$884 m
illion decrease in the value of the LSEG investment, of which
$319
million related to a decrease in the LSEG share price and $565 million related to foreign exchange losses. In the six months ended June 30, 2022, share of post-tax losses in equity method investments reflected an $85 million decrease in the value of the LSEG investment, which included an increase of $689 million due to an increase in the LSEG share price, which was more than offset by $774 million of foreign exchange losses. Both periods also included $
62 million of dividend income from its LSEG investment.
In the three months ended June 30, 2021, the Company’s share of post-tax
earnings in equity method investments was primarily comprised of a $1,039 million increase in the value of its LSEG investment. The six months ended June 30, 2021 was comprised of an $8,075 million gain from the sale of Refinitiv, in which the Company owned a 45% interest, to LSEG which was partially offset by a $573 million decline in the value of its LSEG investment after the sale and $168 million of post-tax
losses related to the Refinitiv operations prior to the sale. Both periods included $51 million of dividend income from the Company’s LSEG investment. Additionally, as permitted under a lock-up
exception, approximately 10.1 million of the Company’s LSEG shares were sold in March 2021 for pre-tax
net proceeds of $994 million. The proceeds from the sale of the shares by YPL were distributed to the Company as a dividend that reduced the value of the investment. The proceeds were presented in “Net cash flows (used in) provided by investing activities” in the consolidated statement of cash flow.
The composition of equity method investments as reported in the consolidated statement of financial position is comprised of the following:

	June 30,	December 31,

	2022	2021
YPL	6,489	6,574
Other equity method investments	183	162
Total equity method investments	6,672	6,736
Set forth below is summarized financial information for 100% of YPL (formerly RHL prior to its sale in January 2021).

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021
Revenues	-	-	-	551

Gain related to the sale of Refinitiv to LSEG	-	-	-	18,645
Mark-to-market of LSEG shares	(2,064)	2,427	(199)	(1,147)
Dividend income	144	120	144	120
Refinitiv net loss prior to its sale to LSEG	-	-	-	(361)
Net (loss) earnings	(1,920)	2,547	(55)	17,257
Remove: Net earnings attributable to non-controlling interests	-	-	-	(11)
Net (loss) earnings attributable to YPL	(1,920)	2,547	(55)	17,246
Other comprehensive loss attributable to YPL	-	-	-	(214)
Total comprehensive (loss) income attributable to YPL	(1,920)	2,547	(55)	17,032
The following table reconciles the net assets attributable to YPL (formerly RHL) to the Company’s carrying value of its investment in YPL:

	June 30,	December 31,

	2022	2021
Assets
Current assets	10	6
Non-current assets	15,884	16,068
Total assets	15,894	16,074
Liabilities
Current liabilities	8	4
Non-current liabilities	204	189
Total liabilities	212	193
Net assets attributable to YPL	15,682	15,881

Net assets attributable to YPL - beginning period	15,881	2,487
Net (loss) earnings attributable to YPL	(55)	14,555
Other comprehensive loss attributable to YPL	-	(214)
Other adjustments (1)	-	253
Distribution to owners	(144)	(1,200)
Net assets attributable to YPL - ending period	15,682	15,881
Thomson Reuters % share	42.82%	42.82%
Thomson Reuters $ share	6,715	6,800
Historical excluded equity adjustment (2)	(226)	(226)
Thomson Reuters carrying amount	6,489	6,574

(1)	Consists of equity transactions excluded from total comprehensive income attributable to YPL.
(2)	Represents the cumulative impact of equity transactions excluded from the Company’s investment in YPL.